Cover	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Entity Shell Company	false
Entity File Number	001-39340
Entity Registrant Name	Agora, Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Floor 8, Building 12
Entity Address, Address Line Two	Phase III of ChuangZhiTianDi
Entity Address, Address Line Three	333 Songhu RoadYangpu District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Title of 12(b) Security	American depositary shares (each American depositary shares representing four Class A ordinary share, par value US$0.0001 each)
Trading Symbol	API
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Central Index Key	0001802883
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Emerging Growth Company	true
Business Contact
Document Information [Line Items]
Contact Personnel Name	Jingbo Wang
Entity Address, Address Line One	Floor 8, Building 12
Entity Address, Address Line Two	Phase III of ChuangZhiTianDi
Entity Address, Address Line Three	333 Songhu RoadYangpu District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
City Area Code	86-400
Local Phone Number	632-6626
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, with a par value of US$0.0001 each*
Entity Common Stock, Shares Outstanding	347,302,624
Common Class B
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	76,179,938